NOTE 16 - EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
NOTE 16 - EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected life	10 years	10 years
Minimum [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	1.93%	2.07%
Expected volatility	118.00%	120.00%
Dividend yield	0.00%	0.00%
Maximum [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	2.32%	3.00%
Expected volatility	122.00%	123.00%